Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	Jun. 30, 2021	May 31, 2025
Alexis Practical Tactical ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Alexis Practical Tactical ETF NAV
Accumulated Value	$ 11,784	$ 9,532	$ 9,756	$ 10,000	$ 13,047
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	12,854	10,027	9,743	10,000	$ 14,592
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond
Accumulated Value	11,204	9,476	9,381	10,000	$ 12,468
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	9,035	8,918	9,114	10,000	$ 9,528
Morningstar Global Market Large Mid GR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global Market Large Mid GR
Accumulated Value	$ 11,558	$ 9,323	$ 9,216	$ 10,000	$ 13,157